Retirement Benefit Plans	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Retirement Benefit Plans
15.
Retirement Benefit Plans

We have defined benefit pension plans covering certain U.S. and Puerto Rico employees. Plan benefits are primarily based on years of credited service and the participant’s average eligible compensation. The U.S. and Puerto Rico plans are frozen except for one insignificant plan; meaning there are no new participants that can join the plan and participants in the plan do not accrue additional years of service or compensation. In addition to the U.S. and Puerto Rico defined benefit pension plans, we sponsor various foreign pension arrangements, including retirement and termination benefit plans required by local law or coordinated with government sponsored plans.

We use a December 31 measurement date for our benefit plans.

Defined Benefit Plans

The components of net pension expense for our defined benefit retirement plans were as follows (in millions):

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2025	2024	2023	2025	2024	2023
Service cost	$0.2	$0.3	$0.4	$20.9	$18.1	$15.5
Interest cost	18.1	18.3	18.7	12.4	14.2	15.7
Expected return on plan assets	(30.7)	(30.7)	(30.1)	(24.2)	(24.4)	(22.5)
Settlements	-	-	0.1	(2.4)	(2.2)	(2.6)
Amortization of prior service cost	0.2	0.1	0.2	0.9	(3.1)	(4.4)
Amortization of unrecognized actuarial loss	2.8	3.5	2.8	0.4	0.6	(2.2)
Net periodic (income) benefit expense	$(9.4)	$(8.5)	$(7.9)	$8.0	$3.2	$(0.5)

In our consolidated statements of earnings, service cost is reported in the same location as other compensation costs arising from services rendered by the pertinent employees while the other components of net pension expense are reported in other income (expense), net.

The weighted average actuarial assumptions used to determine net pension expense for our defined benefit retirement plans were as follows:

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2025	2024	2023	2025	2024	2023
Discount rate	5.27%	4.97%	5.25%	1.71%	2.18%	2.60%
Rate of compensation increase	-	-	-	2.46%	2.49%	2.33%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%	3.02%	3.30%	3.17%

The expected long-term rate of return on plan assets is based on the historical and estimated future rates of return on the different asset classes held in the plans. The expected long-term rate of return is the weighted average of the target asset allocation of each individual asset class. We believe that historical asset results approximate expected market returns applicable to the funding of a long-term benefit obligation.

Discount rates were determined for each of our defined benefit retirement plans at their measurement date to reflect the yield of a portfolio of high quality bonds matched against the timing and amounts of projected future benefit payments.

Changes in projected benefit obligations and plan assets were (in millions):

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2025	2024	2025	2024
Projected benefit obligation - beginning of year	$356.2	$380.6	$656.4	$654.4
Service cost	0.2	0.3	20.9	18.1
Interest cost	18.1	18.3	12.4	14.2
Plan Amendments	-	-	-	7.6
Employee contributions	-	-	26.8	21.7
Benefits paid	(20.6)	(22.0)	(77.2)	(67.3)
Actuarial loss (gain)	14.6	(21.0)	(8.6)	53.2
Settlements	-	-	-	(2.3)
Translation loss (gain)	-	-	82.1	(43.2)
Projected benefit obligation - end of year	$368.5	$356.2	$712.8	$656.4

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2025	2024	2025	2024
Plan assets at fair market value - beginning of year	$444.0	$433.8	$718.4	$751.7
Actual return on plan assets	60.6	32.0	50.3	46.0
Employer contributions	0.1	0.1	18.1	17.5
Employee contributions	-	-	26.8	21.7
Settlements	-	-	-	(2.3)
Benefits paid	(20.6)	(22.0)	(77.2)	(67.3)
Translation gain (loss)	-	-	90.7	(48.9)
Plan assets at fair market value - end of year	$484.1	$444.0	$827.1	$718.4
Funded status	$115.6	$87.8	$114.3	$62.0

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2025	2024	2025	2024
Amounts recognized in consolidated balance sheet:
Prepaid pension	$116.8	$89.0	$133.6	$82.5
Short-term accrued benefit liability	(0.1)	(0.1)	(0.4)	(1.3)
Long-term accrued benefit liability	(1.1)	(1.1)	(18.9)	(19.2)
Net amount recognized	$115.6	$87.8	$114.3	$62.0

The weighted average actuarial assumptions used to determine the projected benefit obligation for our defined benefit retirement plans were as follows:

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2025	2024	2023	2025	2024	2023
Discount rate	5.58%	5.05%	5.38%	2.10%	1.76%	2.21%
Rate of compensation increase	-	-	-	2.45%	2.50%	2.34%

Plans with projected benefit obligations in excess of plan assets were as follows (in millions):

	As of December 31,
	U.S. and Puerto Rico		Foreign
	2025	2024	2025	2024
Projected benefit obligation	$1.2	$1.2	$28.1	$26.9
Plan assets at fair market value	-	-	9.3	8.0

Total accumulated benefit obligations and plans with accumulated benefit obligations in excess of plan assets were as follows (in millions):

	As of December 31,
	U.S. and Puerto Rico		Foreign
	2025	2024	2025	2024
Total accumulated benefit obligations	$368.5	$356.2	$697.0	$641.0
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1.2	1.2	26.1	24.8
Plan assets at fair market value	-	-	9.3	8.0

The benefits expected to be paid out in each of the next five years and for the five years combined thereafter are as follows (in millions):

For the Years Ending December 31,	U.S. and Puerto Rico	Foreign
2026	$26.5	$43.5
2027	27.0	40.5
2028	27.1	40.6
2029	28.5	39.7
2030	27.0	39.3
2031-2035	133.7	193.6

The U.S. and Puerto Rico defined benefit retirement plans’ overall investment strategy seeks to mitigate risk and balance the volatility of assets relative to liabilities due to interest rate fluctuations while allowing for some level of long-term growth of capital. We have established target ranges of assets held by the plans of 30 to 50 percent for equity securities and 50 to 70 percent for debt securities. The plans strive to have sufficiently diversified assets so that adverse or unexpected results from one asset class will not have an unduly detrimental impact on the entire portfolio. We regularly review the investments in the plans and we may rebalance them from time-to-time based upon the target asset allocation of the plans, funded status, or market environment to better align returns with the timing of expected benefit payments to participants.

For the U.S. and Puerto Rico plans, we maintain an investment policy statement that guides the investment allocation in the plans. The investment policy statement describes the target asset allocation positions described above. Our benefits committee, along with our investment advisor, monitor compliance with and administer the investment policy statement and the plans’ assets and oversee the general investment strategy and objectives of the plans. Our benefits committee generally meets quarterly to review performance.

The investment strategies of foreign based plans vary according to the plan provisions and local laws. The majority of the assets in foreign based plans are located in Switzerland-based plans. These assets are held in trusts and are commingled with the assets of other Swiss companies with representatives of all the companies making the investment decisions. The overall strategy is to maximize total returns while avoiding risk. The trustees of the assets have established target ranges of assets held by the plans of 30 to 50 percent in debt securities, 20 to 37 percent in equity securities, 15 to 24 percent in real estate, 3 to 15 percent in cash funds and 0 to 12 percent in other funds.

The fair value of our U.S. and Puerto Rico pension plan assets by asset category was as follows (in millions):

	As of December 31, 2025
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$7.0	$7.0	$-	$-
Equity securities	209.6	-	209.6	-
Fixed income securities	267.5	-	267.5	-
Total	$484.1	$7.0	$477.1	$-

	As of December 31, 2024
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$7.8	$7.8	$-	$-
Equity securities	225.8	-	225.8	-
Fixed income securities	210.4	-	210.4	-
Total	$444.0	$7.8	$436.2	$-

The fair value of our foreign pension plan assets was as follows (in millions):

	As of December 31, 2025
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$39.6	$39.6	$-	$-
Equity securities	188.5	172.5	16.0	-
Fixed income securities	193.4	-	193.4	-
Other types of investments	184.6	-	184.6	-
Real estate	221.0	-	-	221.0
Total	$827.1	$212.1	$394.0	$221.0

	As of December 31, 2024
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$29.3	$29.3	$-	$-
Equity securities	165.7	150.6	15.1	-
Fixed income securities	177.6	-	177.6	-
Other types of investments	162.8	-	162.8	-
Real estate	183.0	-	-	183.0
Total	$718.4	$179.9	$355.5	$183.0

As of December 31, 2025 and 2024, our defined benefit pension plans’ assets did not hold any direct investment in Zimmer Biomet Holdings common stock.

Equity securities are valued using a market approach, based on quoted prices for the specific security from transactions in active exchange markets (Level 1), or in some cases where we are invested in mutual or collective funds, based upon the net asset value per unit of the fund which is determined from quoted market prices of the underlying securities in the fund’s portfolio (Level 2). Fixed income securities are valued using a market approach, based upon quoted prices for the specific security or from institutional bid evaluations. Real estate is valued by discounting to present value the cash flows expected to be generated by the specific properties.

The following table provides a reconciliation of the beginning and ending balances of our foreign pension plan assets measured at fair value that used significant unobservable inputs (Level 3) (in millions):

December 31, 2025
Beginning Balance	$183.0
Change in fair value of assets	16.8
Net purchases and sales	(5.6)
Translation gain	26.8
Ending Balance	$221.0

We expect that we will have minimal legally required funding requirements in 2026 for the qualified U.S. and Puerto Rico defined benefit retirement plans, and we do not expect to voluntarily contribute to these plans during 2026. Contributions to foreign defined benefit plans are estimated to be $16.0 million in 2026. We do not expect the assets in any of our plans to be returned to us in the next year.

Defined Contribution Plans

We also sponsor defined contribution plans for substantially all of the U.S. and Puerto Rico employees and certain employees in other countries.

The benefits offered under these plans are reflective of local customs and practices in the countries concerned. We expensed $56.6 million, $56.2 million and $60.4 million related to these plans for the years ended December 31, 2025, 2024 and 2023, respectively.